Segment Information (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Number of segments	3
Number of contract drilling rigs	40
Revenues provided by drilling operations in U.S. Gulf of Mexico	$ 132.1
Percent of revenues provided by drilling operations in the U.S. Gulf of Mexico	37.00%
Percent of drilling revenues provided by deepwater drilling operations in the U.S. Gulf of Mexico	63.00%
Deepwater [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rigs drilling capacity	4,500
Midwater [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rigs drilling capacity	4,499
Jackup [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rigs drilling capacity	400
Barge Rig [Member] | Other [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	1
U.S Gulf Of Mexico [Member] | Semisubmersibles [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	3
Singapore [Member] | Jackup [Member] | Rigs Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	2
Singapore [Member] | Ultra-Deepwater [Member] | Semisubmersibles [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	1
Singapore [Member] | Ultra-Deepwater [Member] | Rigs Under Construction [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	3
French Guiana [Member] | Ultra-Deepwater [Member] | Semisubmersibles [Member]
Property, Plant and Equipment [Line Items]
Number of contract drilling rigs	1